Putnam Global Telecommunication Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Global Telecommunication Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[1]	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Total annual fund operating expenses		1.83%	2.58%	2.58%	2.33%	2.08%	1.58%
Expense reimbursement	[2]	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)	(0.53%)
Total annual fund operating expenses after expense reimbursement		1.30%	2.05%	2.05%	1.80%	1.55%	1.05%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Global Telecommunication Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	700	1,069	1,462	2,558
Class B	708	1,052	1,523	2,692
Class C	308	752	1,323	2,875
Class M	526	1,003	1,505	2,883
Class R	158	601	1,070	2,368
Class Y	107	447	810	1,833

Expense Example, No Redemption - Putnam Global Telecommunication Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	208	752	1,323	2,692
Class C	208	752	1,323	2,875